Significant Accounting Policies: Basic and Diluted Net Loss Per Share (Policies)	12 Months Ended
Jun. 30, 2012
Basic and Diluted Net Loss Per Share:
Basic and Diluted Net Loss Per Share

i. Basic and diluted net loss per share

The Company computes net loss per share of common stock in accordance with ASC 260, Earnings per Share (“ASC 260”). Under the provisions of ASC 260, basic net income (loss) per share is computed using the weighted average number of common shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options and warrants and the conversion of convertible promissory notes. Stock options of 6,950,000 as of June 30, 2012 and warrants in the amount of 10,027,500 as of June 30, 2012 were considered in the calculation but not included due to anti-dilution. The dilutive effect of these instruments is reflected in diluted earnings per share by application of the treasury stock method.

The Company’s calculation of basic and diluted loss per share is as follows:

	For the Years Ended
	June 30, 2012	June 30, 2011
Basic Earnings per share:
Income (Loss) (numerator)	$(5,689,256)	$(1,464,253)
Shares (denominator)	75,705,683	69,733,334
Per Share Amount	$(0.08)	$(0.02)

	For the Years Ended
	June 30, 2012	June 30, 2011
Fully Diluted Earnings per share:
Income (Loss) (numerator)	$(5,689,256)	$(1,464,253)
Shares (denominator)	75,705,683	69,733,334
Per Share Amount	$(0.08)	$(0.02)